Equity	9 Months Ended
Mar. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Equity

8. Equity

a. Contributed equity

(i) Share capital

	As of March 31,
	2021	2020	2021	2020
	Shares No.		(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	648,696,070	537,273,864	1,162,188	960,447
Less: Treasury Shares	(1,296,649)	(3,500,000)	—	—
Total Contributed Equity	647,399,421	533,773,864	1,162,188	960,447

(ii) Movements in ordinary share capital

	As of March 31,		As of March 31,
	2021	2020	2021	2020
	Shares No.		(U.S. dollars, in thousands)
Opening balance	583,949,612	498,626,208	1,051,450	910,405
Issues of ordinary shares during the period
Exercise of share options(1)	—	1,147,656	8,539	897
Transfer to employee share trust(1)	3,450,000	—	—	—
Share based compensation for services rendered	1,187,168	—	1,867	—
Placement of shares under a share placement agreement(2)(3)	60,109,290	37,500,000	97,031	50,663
Transaction costs arising on share issue	—	—	(1,176)	(2,213)
	64,746,458	38,647,656	106,261	49,347
Share options reserve transferred to equity on exercise of options	—	—	4,477	695
Ending balance	648,696,070	537,273,864	1,162,188	960,447

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

(2)

During the nine months ended March 31, 2020, 37,500,000 shares were issued in an equity purchase of Mesoblast Limited at A$2.00 per share to existing and new institutional investors, representing a 3.15% discount to the 10 day volume weighted average price calculated at the close of trading September 30, 2019.

(3)

During the nine months ended March 31, 2021, 60,109,290 shares were issued in an equity purchase of Mesoblast Limited at A$2.30 per share to existing and new institutional investors, representing a 6.50% discount to the price calculated at the close of trading February 25, 2021. The investors also received warrants to acquire a further 15 million shares at a price of A$2.88 per share, a 25% premium to the placement price, which may raise up to a further A$43.2 million, on or before March 15, 2028. These warrants have been classified within warrant reserves, refer to Note 8(b).

(iii) Movements of shares in share trust

	As of March 31,		As of March 31,
	2021	2020	2021	2020
	Shares No.		(U.S. dollars, in thousands)
Opening balance(1)	3,500,000	3,500,000	—	—
Movement of shares in share trust
Transfer to employee share trust(2)	3,450,000	—	—	—
Exercise of share options(2)	(5,653,351)	—	—	—
Ending balance	1,296,649	3,500,000	—	—

(1)

In July 2020, the Group formed the Mesoblast Employee Share Trust, being a new trust formed to administer the Group’s employee share scheme. Prior to forming the new trust, the Group had been using the Mesoblast Limited Employee Share Trust for administering some aspects of the Group’s employee share scheme. In July 2020, 3,500,000 shares were transferred from Mesoblast Limited Employee Share Trust to the Mesoblast Employee Share Trust. These trusts have been consolidated, as the substance of the relationship is that the trusts are controlled by the Group.

(2)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

b.	Warrant reserve

	As of March 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2020
Opening balance for the period	—	—
Warrants fair value at issue date - March 18, 2021	12,969	—
Balance as of the end of the period	12,969	—

In March 2021, the Group completed a A$138.0 million (US$110.0 million) private placement of 60,109,290 new fully-paid ordinary shares at a price of A$2.30. As part of this placement, the Group also issued one warrant for every four ordinary shares issued in the placement, which resulted in a further 15,027,327 warrants issued. Each warrant has an exercise price of A$2.88 per share and a 7 year term. The Group has a right to compel exercise of the warrants at any time, subject to the price of the Group’s ordinary shares trading at least A$4.32 for 45 consecutive days on the ASX. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.

The terms of the warrants include certain anti-dilution clauses, which adjust the exercise price or conversion ratio in the event of a rights issue or bonus issue. Management analyzed these clauses and determined the fixed-for-fixed requirement was still satisfied because the relative rights of shareholders and warrant holders were maintained. Therefore the warrants were classified as equity. The warrants were initially measured in equity at fair value, which was determined using a Monte Carlo simulation (refer to Note 8(b)(i)), with the residual consideration being attributed to the ordinary shares issued in the same transaction. The warrants are not remeasured for subsequent changes in fair value.

(i) Fair value of warrants

The warrants granted are not traded in an active market and therefore the fair value has been estimated by using the Monte Carlo pricing model based on the following assumptions. Key terms of the warrants are included above. The following assumptions were based on observable market conditions that existed at the issue date.

Assumption	At Issue date - March 18, 2021	Rationale
Share Price	A$2.41	Closing share price on valuation date from external market source
Exercise Price	A$2.88	As per subscription agreement
Expected Term	7 years	As per subscription agreement
Dividend Yield	0%	Based on Company’s nil dividend history
Expected Volatility	66.88%	Based on historical volatility data for the Company
A$-US$ FX Spot Rate	0.7827	Closing FX rate on valuation date from the Reserve Bank of Australia historical foreign exchange rate tables
Risk Free Interest Rate	1.24%	Based on the mid-point of the Australian Government issued 5 year and 10 year bonds
Fair value per warrant	A$1.103 US$0.863	Determined using Monte Carlo pricing models with the inputs above
Fair value	$12,968,583	Fair value of 15,027,327 warrants as at issue date